Business Acquisitions - Summary of Consideration of Business Combinations (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [abstract]
Cash consideration (net of cash acquired)	CAD 13.3
Payments on notes payable from previous acquisitions	66.4
Total net cash paid	CAD 79.7	CAD 1,072.6